Intangible asset - Narrative (Details) - patent		12 Months Ended
	Nov. 01, 2022	Jun. 30, 2024
Intangible asset
Amortization period of intangible assets		20 years
Patents
Intangible asset
Number patents for which Notices of Allowance from the USPTO	2